SEGMENT REPORTING (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Segment revenues	$ 97
Segment expenses
Research and development	2,801	3,129	12,535
General and administrative expenses	20,199	4,254	5,664
Depreciation and amortization expense	1,014	(86)	(242)
Segment loss from operations	(23,096)	(7,418)	(18,253)
Change in fair value of warrant liability	2,883	(388)	6,868
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone			11,305
Change in fair value of put rights, net of redemptions	5,959
Loss on revaluation of digital assets	1,411
Loss on revaluation of digital asset receivables	2,349
Realized loss on sale of digital assets	1,700
Realized loss on novation of digital asset receivables	676
Gain on settlement with Parexel - iOx CRO		(946)
Loss on Registered Direct Offering			2,432
Offering costs			662
Impairment loss - iOx IPR&D			(57,890)
Impairment loss - Tarus IPR&D			(23,615)
Impairment loss - Stimunity			(1,002)
Impairment loss - Saugatuck			(178)
Commitment fee under Committed Purchase Agreement			839
Gain on dissolution of investment in associate			27
Gain from sale of investment in public company			725
Impairment loss - investment in Compedica	4,804
Loss on revaluation of investment in Compedica	182
Change in fair value of TON payable to settle put rights exercised	51
Gain on settlement of TON payable	336
Loss on settlement of put right liability	916
Loss on extinguishment of debt	582
Share of losses from equity method investment	44		233
Digital Compute [Member]
IfrsStatementLineItems [Line Items]
Segment revenues	97
Segment expenses
Research and development
General and administrative expenses	16,344
Depreciation and amortization expense	193
Segment loss from operations	(16,440)
Change in fair value of warrant liability	1,097
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone
Change in fair value of put rights, net of redemptions	(5,959)
Loss on revaluation of digital assets	(1,411)
Loss on revaluation of digital asset receivables	(2,349)
Realized loss on sale of digital assets	(1,700)
Realized loss on novation of digital asset receivables	(676)
Gain on settlement with Parexel - iOx CRO
Loss on Registered Direct Offering
Offering costs
Impairment loss - iOx IPR&D
Impairment loss - Tarus IPR&D
Impairment loss - Stimunity
Impairment loss - Saugatuck
Commitment fee under Committed Purchase Agreement
Gain on dissolution of investment in associate
Gain from sale of investment in public company
Impairment loss - investment in Compedica
Loss on revaluation of investment in Compedica
Change in fair value of TON payable to settle put rights exercised	51
Gain on settlement of TON payable	336
Loss on settlement of put right liability	(916)
Foreign exchange transaction (loss) gain	4
Interest (expense) income, net	(1,022)
Loss on extinguishment of debt	(582)
Gain on forgiveness of loan interest	837
Share of losses from equity method investment
Segment loss before benefit for income taxes	(28,912)
Income tax benefit
Segment net loss	(28,912)
Immuno Oncology [Member]
IfrsStatementLineItems [Line Items]
Segment revenues
Segment expenses
Research and development	2,801	3,129	12,535
General and administrative expenses	3,855	4,254	5,664
Depreciation and amortization expense		35	54
Segment loss from operations	(6,656)	(7,418)	(18,253)
Change in fair value of warrant liability	1,786	(388)	6,868
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone			11,305
Change in fair value of put rights, net of redemptions
Loss on revaluation of digital assets
Loss on revaluation of digital asset receivables
Realized loss on sale of digital assets
Realized loss on novation of digital asset receivables
Gain on settlement with Parexel - iOx CRO		946
Loss on Registered Direct Offering			(2,432)
Offering costs			(662)
Impairment loss - iOx IPR&D			(57,890)
Impairment loss - Tarus IPR&D			(23,615)
Impairment loss - Stimunity			(1,002)
Impairment loss - Saugatuck			(178)
Commitment fee under Committed Purchase Agreement			(839)
Gain on dissolution of investment in associate			27
Gain from sale of investment in public company			725
Impairment loss - investment in Compedica	(4,804)
Loss on revaluation of investment in Compedica	(182)
Change in fair value of TON payable to settle put rights exercised
Gain on settlement of TON payable
Loss on settlement of put right liability
Foreign exchange transaction (loss) gain	(5)	(7)	7
Interest (expense) income, net	8	86	242
Gain on forgiveness of loan interest
Share of losses from equity method investment	(44)		(233)
Segment loss before benefit for income taxes	(9,715)	(6,781)	(85,930)
Income tax benefit		3	10,548
Segment net loss	$ (9,715)	$ (6,778)	$ (75,382)